Shareholder Report, Line Graph (Details) 197971_US Treasury 10 Year Note ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 08, 2022	Aug. 31, 2026
F/m US Treasury 10 Year Note ETF
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 10 Year Note ETF
Accumulated Value	$ 9,879	$ 9,704	$ 9,228	$ 10,000	$ 9,906
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	10,414	10,170	9,593	10,000	$ 10,541
ICE BofA Current 10-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 10-Year US Treasury Total Return Index
Accumulated Value	9,904	9,731	9,244	10,000	$ 9,924
Bloomberg U.S. Treasury Bellwether: 10 Year Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 10 Year Total Return USD Unhedged Index
Accumulated Value	$ 9,951	$ 9,761	$ 9,258	$ 10,000	$ 9,984